Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Capital In Excess Of Par Value[Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 7,022	$ 350	$ 16,820	$ (110)	$ 1,276	$ 25,358
Comprehensive income:
Net income			3,686			3,686
Change in net unrealized gains on securities available for sale, net of deferred income taxes					104	104
Total comprehensive income						3,790
Issuance of stock in connection with dividend reinvestment plan	15	65				80
Cash dividends			(946)			(946)
Balance at Dec. 31, 2010	7,037	415	19,560	(110)	1,380	28,282
Comprehensive income:
Net income			4,146			4,146
Change in net unrealized gains on securities available for sale, net of deferred income taxes					(64)	(64)
Total comprehensive income						4,082
Issuance of stock in connection with dividend reinvestment plan	21	107				128
Cash dividends			(1,054)			(1,054)
Balance at Dec. 31, 2011	$ 7,058	$ 522	$ 22,652	$ (110)	$ 1,316	$ 31,438